UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[     ] is a restatement.
					[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Berkshire Asset Management, Inc.
Address:	46 Public Square, Suite 700
		Wilkes-Barre, PA 18701

13F File Number:  28-5034

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael H. Cook
Title:	President
Phone:	570-825-2600
Signature, Place and Date of Signing:

	Michael H. Cook      Wilkes-Barre, Pennsylvania     July 28, 1999


Report Type  (Check only one).:

[  X]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $399,325

List of Other Included Managers

No.   13F File Number  Name

FORM 13f INFORMATION TABLE
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	    VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------------------	-----------------------	-----------	--------------	-----------	----
AMERICAN EXPRESS	COMMON	025816109	598	4600	SH	SOLE		4600	0	0
ARCHER DANIELS	COMMON	039483102	9361	606402	SH	SOLE		606402	0	0
BERKSHIRE HATHAWAY A	COMMON	084670108	551	8	SH	SOLE		8	0	0
BERKSHIRE HATHAWAY B	COMMON	084670207	235	105	SH	SOLE		105	0	0
CHARTER ONE	COMMON	160903100	10484	376954	SH	SOLE		376954	0	0
CISCO SYSTEMS	COMMON	17275R102	25086	389300	SH	SOLE		389300	0	0
COCA COLA	COMMON	191216100	310	5000	SH	SOLE		5000	0	0
COMMONWEALTH TELE ENT	COMMON	203349105	7929	196075	SH	SOLE		196075	0	0
COMPUTER ASSOCIATES	COMMON	204912109	31900	582650	SH	SOLE		582650	0	0
FANNIE MAE	COMMON	313586109	16890	247478	SH	SOLE		247478	0	0
FED HOME LN MTGE	COMMON	313400301	14098	243068	SH	SOLE		243068	0	0
FIDELITY FIN OHIO	COMMON	31614P107	959	79958	SH	SOLE		79958	0	0
FIRST BELL BANCORP	COMMON	319301107	474	26700	SH	SOLE		26700	0	0
FIRST UNION CORP	COMMON	337358105	24944	529310	SH	SOLE		529310	0	0
GENERAL ELECTRIC	COMMON	369604103	1268	11225	SH	SOLE		11225	0	0
GILLETTE	COMMON	375766102	8874	216443	SH	SOLE		216443	0	0
HASBRO	COMMON	418056107	16919	605618	SH	SOLE		605618	0	0
HERSHEY FOODS	COMMON	427866108	9570	161175	SH	SOLE		161175	0	0
INTERNATL BUS MACHINES	COMMON	459200101	50658	391941	SH	SOLE		391941	0	0
JOHNSON & JOHNSON	COMMON	478160104	489	4992	SH	SOLE		4992	0	0
LEGGETT & PLATT	COMMON	524660107	20716	744850	SH	SOLE		744850	0	0
M & T BANK CORP	COMMON	55261F104	35016	63666	SH	SOLE		63666	0	0
MAF BANCORP	COMMON	55261R108	19146	789529	SH	SOLE		789529	0	0
MELLON BANCORP	COMMON	585509102	14395	395733	SH	SOLE		395733	0	0
MERCK	COMMON	589331107	20287	275545	SH	SOLE		275545	0	0
MICROSOFT	COMMON	594918104	2455	27218	SH	SOLE		27218	0	0
MORGAN STAN DEAN WIT	COMMON	617446448	887	8650	SH	SOLE		8650	0	0
MOTOROLA	COMMON	620076109	233	2460	SH	SOLE		2460	0	0
PENNSYLVANIA ENTERPRISES	COMMON	708720107	380	12400	SH	SOLE		12400	0	0
PENSECO	COMMON	709570105	213	6208	SH	SOLE		6208	0	0
PHILIP MORRIS	COMMON	718154107	14631	364057	SH	SOLE		364057	0	0
PNC BANK	COMMON	693475105	922	16000	SH	SOLE		16000	0	0
RCN CORP	COMMON	755102205	333	8000	SH	SOLE		8000	0	0
REEBOK	COMMON	758110100	400	21500	SH	SOLE		21500	0	0
SOVEREIGN BANCORP	COMMON	845905108	9518	785027	SH	SOLE		785027	0	0
TRIBUNE	COMMON	896047107	9424	108170	SH	SOLE		108170	0	0
US FOODSERVICE	COMMON	90331R101	11707	274652	SH	SOLE		274652	0	0
UST	COMMON	902911106	1759	60000	SH	SOLE		60000	0	0
WASHINGTON FEDERAL	COMMON	938824109	730	32519	SH	SOLE		32519	0	0
WELLS FARGO & CO	COMMON	949740104	4576	107040	SH	SOLE		107040	0	0